Statements of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Balance	$ 227,891	$ 244,358	$ 236,346
Balance (in shares)	38,186,991
Shares issued on exercise of options	$ 2,635	$ 3,955	$ 6,908
Shares issued on exercise of options (in shares)	578,000	635,800	1,104,500
Stock-based compensation expenses	$ 539	$ 3,320	$ 1,424
Net income (loss)	(13,191)	(13,254)	3,944
Cash dividends declared ($0.28 per share in 2017)			(10,514)
Cash dividends paid		(51)	(61)
Foreign currency translation adjustment	(3,136)	(10,437)	6,311
Balance	$ 214,738	$ 227,891	244,358
Balance (in shares)	38,631,991	38,186,991
Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 382	$ 376	$ 364
Balance (in shares)	38,186,991	37,551,191	36,446,691
Shares issued on exercise of options	$ 4	$ 6	$ 12
Shares issued on exercise of options (in shares)	445,000	635,800	1,104,500
Balance	$ 386	$ 382	$ 376
Balance (in shares)	38,631,991	38,186,991	37,551,191
Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 257,125	$ 249,856	$ 241,536
Shares issued on exercise of options	2,631	3,949	6,896
Stock-based compensation expenses	539	3,320	1,424
Balance	260,295	257,125	249,856
Retained Earnings (Accumulated Deficit)
Condensed Financial Statements, Captions [Line Items]
Balance	(13,329)	(24)	6,607
Net income (loss)	(13,191)	(13,254)	3,944
Cash dividends declared ($0.28 per share in 2017)			(10,514)
Cash dividends paid		(51)	(61)
Balance	(26,520)	(13,329)	(24)
Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(16,287)	(5,850)	(12,161)
Foreign currency translation adjustment	(3,136)	(10,437)	6,311
Balance	(19,423)	(16,287)	(5,850)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	$ 227,891	244,358	236,346
Balance (in shares)	38,186,991
Shares issued on exercise of options	$ 2,635	3,955	6,908
Stock-based compensation expenses	539	3,320	1,424
Net income (loss)	(13,191)	(13,254)	3,944
Cash dividends declared ($0.28 per share in 2017)			(10,514)
Cash dividends paid		(51)	(61)
Foreign currency translation adjustment	(3,136)	(10,437)	6,311
Balance	$ 214,738	$ 227,891	244,358
Balance (in shares)	38,631,991	38,186,991
Parent Company | Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 382	$ 376	$ 364
Balance (in shares)	38,186,991	37,551,191	36,446,691
Shares issued on exercise of options	$ 4	$ 6	$ 12
Shares issued on exercise of options (in shares)	445,000	635,800	1,104,500
Balance	$ 386	$ 382	$ 376
Balance (in shares)	38,631,991	38,186,991	37,551,191
Parent Company | Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 257,125	$ 249,856	$ 241,536
Shares issued on exercise of options	2,631	3,949	6,896
Stock-based compensation expenses	539	3,320	1,424
Balance	260,295	257,125	249,856
Parent Company | Retained Earnings (Accumulated Deficit)
Condensed Financial Statements, Captions [Line Items]
Balance	(13,329)	(24)	6,607
Net income (loss)	(13,191)	(13,254)	3,944
Cash dividends declared ($0.28 per share in 2017)			(10,514)
Cash dividends paid		(51)	(61)
Balance	(26,520)	(13,329)	(24)
Parent Company | Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(16,287)	(5,850)	(12,161)
Foreign currency translation adjustment	(3,136)	(10,437)	6,311
Balance	$ (19,423)	$ (16,287)	$ (5,850)